Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	$ 1,132	$ 1,500
Less: allowance for doubtful accounts	(30)	(39)	$ (42)
Less: allowance for sales adjustments	(33)	(46)
Net trade receivables	1,069	1,415
Other receivables	244	42
Trade and other receivables	$ 1,313	$ 1,457